----------------------------------------
Semiannual Report - Financial Statements
--------------------------------------------------------------------------------


T. ROWE PRICE

               TAX-FREE
               INCOME FUND
               ---------------
               AUGUST 31, 2000
               ---------------

--------------------------------------------------------------------------------


--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------


SECTOR DIVERSIFICATION
                                                     Percent of     Percent of
                                                     Net Assets     Net Assets
                                                        2/29/00        8/31/00
--------------------------------------------------------------------------------
Nuclear Revenue                                             11%            13%
Hospital Revenue                                            11             11
Prerefunded Bonds                                           12             10
General Obligations - Local                                  9             10
Dedicated Tax Revenue                                        7              8
Housing Finance Revenue                                      7              7
Escrowed To Maturity                                         6              6
Lease Revenue                                                6              5
General Obligations - State                                  7              5
Water and Sewer Revenue                                      4              5
Ground Transportation Revenue                                5              5
Educational Revenue                                          3              4
Electric Revenue                                             3              4
Air and Sea Transportation Revenue                           3              3
All Others                                                   5              4
Other Assets Less Liabilities                                1              -
--------------------------------------------------------------------------------
Total                                                      100%           100%

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Unaudited


--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                              6 Months         Year
                                 Ended        Ended
                               8/31/00      2/29/00       2/28/99      2/28/98      2/28/97         2/29/96
NET ASSET VALUE
Beginning of period          $    9.10    $    9.94     $    9.95     $   9.59    $    9.66       $    9.25

Investment activities
 Net investment
 income (loss)                    0.25         0.49          0.50         0.52         0.52            0.52

 Net realized and
 unrealized gain (loss)           0.34        (0.83)         0.03         0.36        (0.07)           0.41

 Total from
 investment activities            0.59        (0.34)         0.53         0.88         0.45            0.93

Distributions
 Net investment income           (0.25)       (0.49)        (0.50)       (0.52)       (0.52)          (0.52)
 Net realized gain                   -        (0.01)        (0.04)           -            -               -

 Total distributions             (0.25)       (0.50)        (0.54)       (0.52)       (0.52)          (0.52)
                             ------------------------------------------------------------------------------
NET ASSET VALUE
End of period                $    9.44    $    9.10     $    9.94     $   9.95     $   9.59       $    9.66
                             ------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return*                     6.55%       (3.42)%        5.48%        9.37%        4.81%          10.31%

Ratio of total expenses to
average net assets                0.54%+       0.55%         0.55%        0.55%        0.57%           0.58%

Ratio of net investment
income (loss) to average
net assets                        5.33%+       5.24%         5.06%        5.31%        5.41%           5.49%

Portfolio turnover rate           24.4%+       44.3%         34.1%        36.3%        40.7%           48.7%
Net assets, end of period
(in millions)                 $  1,357     $  1,311     $   1,483     $  1,396     $  1,337       $   1,376


* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized


The accompanying notes are an integral part of these financial statements.

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Unaudited                                                        August 31, 2000


-----------------------
STATEMENT OF NET ASSETS                                      Par         Value
--------------------------------------------------------------------------------
                                                               In thousands
ALABAMA 1.5%

Alabama Water Pollution Control Auth.,
    Revolving Fund Loan
       6.75%, 8/15/17 (AMBAC Insured)                 $    2,685    $    2,896
Alexander Special Care Fac. Fin. Auth.,
    Russell Hosp.
       6.00%, 12/1/22                                      3,125         2,659
Baldwin County Eastern Shore Health Care Auth.
    Thomas Hosp.
       5.75%, 4/1/27                                       2,500         2,036
       6.75%, 4/1/21                                       1,900         1,768
Columbia Ind. Dev. Board, Alabama Power
       VRDN (Currently 4.35%)                              6,200         6,200
Mobile, GO
    Improvement Warrants
       Zero Coupon, 8/15/20 (MBIA Insured)                 5,000         1,576
    Capital Improvement Warrants
       Zero Coupon, 8/15/16 (MBIA Insured)                 4,330         1,554
       Zero Coupon, 8/15/17 (MBIA Insured)                 4,435         1,484
                                                                    ----------
Total Alabama (Cost $20,627)                                            20,173
                                                                    ----------

ALASKA 1.1%

Alaska Housing Fin.
       5.85%, 12/1/14 (MBIA Insured)                       3,405         3,495
       5.875%, 12/1/24 (MBIA Insured)                     11,000        11,105
                                                                    ----------
Total Alaska (Cost $14,062)                                             14,600
                                                                    ----------

ARIZONA 1.4%

Maricopa County Pollution Control
       VRDN (Currently 4.30%)                              5,600         5,600
       VRDN (Currently 4.35%)                              5,800         5,800
Salt River Agricultural Improvement and Power Dist.
    Electric System
       6.50%, 1/1/22 (Prerefunded 1/1/01+)                 8,000         8,217
                                                                    ----------
Total Arizona (Cost $19,113)                                            19,617
                                                                    ----------


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                                                             Par         Value
--------------------------------------------------------------------------------
                                                               In thousands

ARKANSAS 0.5%

Little Rock Health Fac. Board, Baptist Medical Center
       6.85%, 11/1/08                                   $    2,495  $    2,736
North Little Rock, Electric System
       6.50%, 7/1/15 (MBIA Insured)                          4,000       4,537
                                                                    ----------
Total Arkansas (Cost $6,477)                                             7,273
                                                                    ----------

CALIFORNIA 4.4%

Foothill / Eastern Transportation Corridor Agency
    California Toll Road
       Zero Coupon, 1/1/15 (Escrowed to Maturity)            5,000       2,392
       Zero Coupon, 1/1/17 (Escrowed to Maturity)           20,000       8,417
       Zero Coupon, 1/1/26 (Escrowed to Maturity)            5,000       1,219
Los Angeles City, GO
       6.00%, 9/1/14 (MBIA Insured)
       (Prerefunded 9/1/04)                                  5,000       5,446
Los Angeles County, COP, Marina del Rey
       6.25%, 7/1/03                                         2,860       2,938
       6.50%, 7/1/08                                         3,250       3,446
Los Angeles County Metropolitan Transportation Auth.
    Sales Tax
       6.25%, 7/1/13 (MBIA Insured)
       (Prerefunded 7/1/02+)                                 8,965       9,487
Los Angeles County Public Works Fin. Auth.,
    Rowland Heights
       5.50%, 10/1/18 (FSA Insured)                          7,000       7,345
Los Angeles Harbor Dept.
       7.60%, 10/1/18 (Escrowed to Maturity)                 3,440       4,318
Orange County, COP, 7.615%, 7/1/19 (MBIA Insured)            3,000       3,297
San Bernardino, Sisters of Charity Health Care
       7.00%, 7/1/21 (Prerefunded 7/1/01+)                   3,000       3,132
Southern California Public Power Auth., 6.75%, 7/1/11        4,050       4,744
Union Elementary School Dist., GO
       Zero Coupon, 9/1/12 (FGIC Insured)                    2,945       1,649
       Zero Coupon, 9/1/13 (FGIC Insured)                    3,520       1,853
                                                                    ----------
Total California (Cost $51,863)                                         59,683
                                                                    ----------

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                                                               Par       Value
--------------------------------------------------------------------------------
                                                               In thousands

COLORADO 2.4%

Boulder County, Longmont United Hosp.
       8.20%, 12/1/20 (Prerefunded 12/1/00+)            $    2,000  $    2,037
Colorado Springs Utilities, 5.375%, 11/15/26                10,000       9,599
E-470 Public Highway Auth.
       Zero Coupon, 9/1/13 (MBIA Insured)                   10,000       5,047
       Zero Coupon, 8/31/26 (Prerefunded 8/31/05+)           7,000       1,157
Jefferson County School Dist., GO
       6.00%, 12/15/12 (AMBAC Insured)
       (Prerefunded 12/15/02+)                               8,000       8,355
Lower Colorado River Auth.,
       6.00%, 5/15/12 (FSA Insured)                          6,095       6,568
                                                                    ----------
Total Colorado (Cost $31,266)                                           32,763
                                                                    ----------

CONNECTICUT 1.0%

Connecticut, State Special Tax, 7.125%, 6/1/10               7,350       8,613
Connecticut Dev. Auth., Mystic Marinelife Aquarium
       7.00%, 12/1/27                                        1,350       1,367
Connecticut Dev. Auth., PCR, Light and Power,
       5.85%, 9/1/28                                         4,125       3,913
                                                                    ----------
Total Connecticut (Cost $12,523)                                        13,893
                                                                    ----------

DELAWARE 0.3%

Delaware HFA, Beebe Medical Center, 6.75%, 6/1/14            3,500       3,487
                                                                    ----------
Total Delaware (Cost $3,427)                                             3,487
                                                                    ----------

DISTRICT OF COLUMBIA 2.2%

District of Columbia
    American Assoc. for the Advancement of Science
       5.125%, 1/1/27 (AMBAC Insured)                        2,500       2,328
District of Columbia, GO
       5.25%, 6/1/27 (MBIA Insured)                         11,475      10,778
       6.00%, 6/1/14 (MBIA Insured)                          6,705       7,206
       6.00%, 6/1/15                                         1,550       1,662
       6.00%, 6/1/17 (MBIA Insured)                          3,250       3,459
Washington Convention Center Auth.
       4.75%, 10/1/28 (AMBAC Insured)                        4,700       4,027
                                                                    ----------
Total District of Columbia (Cost $28,278)                               29,460
                                                                    ----------

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                                                             Par         Value
--------------------------------------------------------------------------------
                                                               In thousands

FLORIDA 3.2%

Broward County Resource Recovery
    Broward Waste Energy, L.P. North
       7.95%, 12/1/08                                   $    9,130  $    9,423
    Broward Waste Energy, L.P. South
       7.95%, 12/1/08                                          750         774
Dade County, Capital Appreciation
       Zero Coupon, 2/1/09 (MBIA Insured)                   12,185       7,962
       Zero Coupon, 2/1/13 (MBIA Insured)                    8,500       4,326
Florida Board of Ed., GO, Public Ed. Capital Outlay
       5.75%, 6/1/19                                         8,500       8,802
Jacksonville HFA, Genesis Rehabilitation Hosp.
       VRDN (Currently 4.30%)                                6,400       6,400
Orange County HFA, Westminster Community Care
       6.75%, 4/1/34                                         2,500       2,217
Port St. Lucie
    Capital Appreciation
       Zero Coupon, 9/1/16 (FGIC Insured)
       (Prerefunded 9/1/06+)                                 5,000       2,131
       Zero Coupon, 9/1/26 (FGIC Insured)
       (Prerefunded 9/1/06+)                                 5,000       1,119
                                                                    ----------
Total Florida (Cost $41,350)                                            43,154
                                                                    ----------

GEORGIA 7.5%

Atlanta Airport, 5.60%, 1/1/30 (FGIC Insured)                7,500       7,518
Atlanta Water and Sewer, Water & Wastewater
       5.00%, 11/1/29 (FGIC Insured)                        11,000      10,056
Burke County Dev. Auth., PCR, Oglethorpe Power
       VRDN (Currently 4.20%) (FGIC Insured)                 1,150       1,150
Coweta County Residential Care Fac.
    for the Elderly Auth.
    Wesley Woods of Newnan-Peachtree City
       8.20%, 10/1/16                                        1,350       1,443
       8.25%, 10/1/26                                        1,800       1,928
Forsyth County School Dist., GO, 5.75%, 2/1/18               2,800       2,897
Fulton-Dekalb Hosp. Auth.
    Grady Memorial Hosp.
       6.80%, 1/1/07 (AMBAC Insured)
       (Escrowed to Maturity)                                5,530       6,204

6
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                                                             Par         Value
--------------------------------------------------------------------------------
                                                               In thousands

Fulton-Dekalb Hosp. Auth.
    Grady Memorial Hosp.
       6.80%, 1/1/08 (AMBAC Insured)
       (Escrowed to Maturity)                         $    5,905  $      6,704
       6.85%, 1/1/09 (AMBAC Insured)
       (Escrowed to Maturity)                              6,310         7,263
       6.85%, 1/1/10 (AMBAC Insured)
       (Escrowed to Maturity)                              6,745         7,833
Georgia Private Colleges & Univ. Auth., Emory Univ.
       5.50%, 11/1/24                                      6,225         6,208
Gwinnett County School Dist., GO
       6.40%, 2/1/11                                       1,905         2,154
       6.40%, 2/1/12                                       1,255         1,421
Henry County School Dist., GO, 6.45%, 8/1/11               2,100         2,355
Metropolitan Atlanta Rapid Transit Auth., Sales Tax
       6.90%, 7/1/16 (MBIA Insured)
       (Prerefunded 7/1/04+)                               5,655         6,241
Municipal Electric Auth. of Georgia
       5.50%, 1/1/20                                       3,000         2,996
       5.70%, 1/1/19 (FGIC Insured)                        5,100         5,300
       6.125%, 1/1/14 (FGIC Insured)                       5,500         5,710
       6.40%, 1/1/07 (AMBAC Insured)                       7,500         8,195
       7.25%, 1/1/24 (AMBAC Insured)                       6,500         8,079
                                                                  ------------
Total Georgia (Cost $93,157)                                           101,655
                                                                  ------------

HAWAII 0.3%

Airport System, 5.75%, 7/1/21 (FGIC Insured)               4,000         4,074
                                                                  ------------
Total Hawaii (Cost $3,813)                                               4,074
                                                                  ------------

ILLINOIS 5.4%

Chicago, GO
       5.50%, 1/1/14 (FSA Insured)                         5,000         5,162
       5.50%, 1/1/18 (AMBAC Insured)                       3,880         3,941
       6.75%, 1/1/35 (FGIC Insured)                        5,000         5,596
Chicago Board of Ed., GO
    Chicago School Reform
       5.50%, 12/1/26 (FGIC Insured)                       9,250         9,313
       5.75%, 12/1/27 (AMBAC Insured)                      3,250         3,280

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                                                               Par       Value
--------------------------------------------------------------------------------
                                                               In thousands


Cook, Dupage, Kane, Lake, McHenry, and Will Counties
    Regional Transportation Auth.
       7.75%, 6/1/19 (FGIC Insured)                     $    5,350  $    6,839
Illinois, 6.125%, 6/15/16                                    2,000       2,129
Illinois EFA, Northwestern Univ., 5.25%, 11/1/14             4,000       4,012
Illinois HFA
    Glen Oaks Medical Center
       7.00%, 11/15/19 (Escrowed to Maturity)                3,300       3,578
    Hinsdale Hosp.
       9.00%, 11/15/15 (Escrowed to Maturity)                4,340       4,467
Illinois Regional Transportation Auth.
       6.70%, 11/1/21 (FGIC Insured)                         5,000       5,836
Metropolitan Pier & Expo Auth.
    Capital Appreciation
       Zero Coupon, 12/15/24 (MBIA Insured)                 10,000       2,477
    Dedicated Tax
       Zero Coupon, 6/15/08 (FGIC Insured)                   5,070       3,472
       Zero Coupon, 6/15/08 (FGIC Insured)
       (Escrowed to Maturity)                                  930         639
    McCormick Place Expedition Project
       Zero Coupon, 6/15/18 (FGIC Insured)                  14,160       5,219
       5.25%, 12/15/28 (FGIC Insured)                        7,000       6,625
                                                                    ----------
Total Illinois (Cost $69,219)                                           72,585
                                                                    ----------

INDIANA 1.3%

Goshen, Greencroft Obligation Group, 5.75%, 8/15/19          3,000       2,489
Indiana HFFA, Clarian Health Partners, 5.50%, 2/15/16        9,205       9,054
Indiana State Office Building Commission,
    Correctional Fac.
       5.50%, 7/1/20 (AMBAC Insured)                         4,500       4,451
St. Joseph's County Hosp. Auth.,
    St. Joseph's Medical Center
       6.70%, 12/1/02 (MBIA Insured)                         1,985       2,080
                                                                    ----------
Total Indiana (Cost $18,038)                                            18,074
                                                                    ----------

IOWA 0.6%

Iowa Fin. Auth., Single Family Mortgage,
       5.70%, 1/1/27                                         5,420       5,332
Iowa HFA, Wesley Retirement, 6.25%, 2/1/12                   2,400       2,246
                                                                    ----------
Total Iowa (Cost $7,535)                                                 7,578
                                                                    ----------

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                                                             Par         Value
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                                                               In thousands

KENTUCKY 0.7%

Carroll County, PCR, Kentucky Utilities,
       7.45%, 9/15/16                                  $   8,000    $    8,512
Kentucky Economic Dev. Fin. Auth., Health Alliance
       VRDN (Currently 4.23%) (MBIA Insured)               1,160         1,160
                                                                    ----------
Total Kentucky (Cost $9,449)                                             9,672
                                                                    ----------

LOUISIANA 2.3%

Calcasieu Parish IDA, Entergy Gulf States,
       5.45%, 7/1/10                                       1,750         1,638
Louisiana Office Fac., Capitol Complex
       5.25%, 3/1/17 (MBIA Insured)                       10,000         9,795
Louisiana Offshore Terminal Auth., Deepwater Port
       7.60%, 9/1/10                                       4,970         5,080
       7.60%, 9/1/10 (Prerefunded 9/1/00+)                 5,470         5,579
St. Charles Parish, PCR, 4.85%, 6/1/02                     4,500         4,444
West Feliciana Parish, PCR, Entergy Gulf States,
       5.65%, 9/1/04                                       5,000         5,035
                                                                    ----------
Total Louisiana (Cost $31,536)                                          31,571
                                                                    ----------

MAINE 0.2%

Maine Housing Auth., 6.10%, 11/15/15 (AMBAC Insured)       3,000         3,120
                                                                    ----------
Total Maine (Cost $3,000)                                                3,120
                                                                    ----------

MARYLAND 3.0%

Baltimore City, Convention Center
       6.00%, 9/1/17 (FGIC Insured)
       (Prerefunded 9/1/04+)                               1,750         1,852
Baltimore County, Pickersgill Retirement Community
       7.70%, 1/1/21 (Prerefunded 1/1/02+)                 2,000         2,120
Maryland CDA
    Single Family
       5.95%, 4/1/16                                       5,000         5,122
       6.45%, 4/1/14                                       2,000         2,048
       7.25%, 4/1/19                                       2,500         2,552
Maryland HHEFA
    Johns Hopkins Hosp., Zero Coupon, 7/1/19               7,675         2,673
    Kennedy Kreiger Institute
       6.75%, 7/1/22 (Prerefunded 7/1/01+)                 1,500         1,530

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                                                             Par         Value
--------------------------------------------------------------------------------
                                                               In thousands

Maryland HHEFA
    Pooled Loan Program, VRDN (Currently 4.20%)       $    7,000  $      7,000
    Univ. of Maryland Medical System
       7.00%, 7/1/22 (FGIC Insured)                        1,500         1,792
Maryland Water Quality Fin. Admin.
    Revolving Loan Fund
                  7.25%, 9/1/12 (Prerefunded 9/1/00+)      1,950         1,989
Montgomery County Housing Opportunities Commission
    Single Family, Zero Coupon, 7/1/28                    13,000         2,461
Prince George's County, Dimensions Health,
       5.30%, 7/1/24                                       6,685         3,757
Univ. of Maryland
    Auxiliary Fac. and Tuition, 5.75%, 4/1/17              5,000         5,161
    Revolving Equipment Loan, VRDN (Currently 4.25%)       1,000         1,000
                                                                  ------------
Total Maryland (Cost $41,203)                                           41,057
                                                                  ------------

MASSACHUSETTS 5.0%

Massachusetts Bay Transportation Auth., GO
    General Transportation
       7.00%, 3/1/14                                       3,150         3,715
       7.00%, 3/1/21                                       6,200         7,299
Massachusetts Bay Transportation Auth.
       5.25%, 7/1/30                                      14,200        13,482
Massachusetts Dev. Fin. Agency, Boston Univ.
       5.375%, 5/15/39                                     5,000         4,594
Massachusetts HEFA
    Harvard Univ.
       6.00%, 7/1/35                                       4,000         4,239
       6.25%, 4/1/20                                       5,000         5,581
    Massachusetts General Hosp.
       6.00%, 7/1/15 (AMBAC Insured)                       4,500         4,625
Massachusetts Housing Fin. Agency, 6.30%, 12/1/14          6,190         6,315
Massachusetts Port Auth., 5.75%, 7/1/29                    5,000         5,069
Massachusetts Water Pollution Abatement Trust
       5.75%, 8/1/29                                       5,000         5,072
       6.00%, 8/1/19                                       5,000         5,408
Massachusetts Water Resources Auth.
       5.00%, 3/1/22 (MBIA Insured)                        2,500         2,329
                                                                  ------------
Total Massachusetts (Cost $64,186)                                      67,728
                                                                  ------------

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                                                             Par         Value
--------------------------------------------------------------------------------
                                                               In thousands

MICHIGAN 0.7%

Michigan HDA, 6.45%, 12/1/14                          $    1,980  $      2,015
Michigan Hosp. Fin. Auth., Mercy Health,
       5.50%, 8/15/20                                      5,500         5,385
Michigan Strategic Fund, Holland Home,
       5.25%, 11/15/08                                     1,530         1,383
                                                                  ------------
Total Michigan (Cost $8,672)                                             8,783
                                                                  ------------

MINNESOTA 0.4%

Univ. of Minnesota
       Residual Interest Bond / Inverse Floater
       (Currently 5.108%), 8/15/03                         5,800         5,887
                                                                  ------------
Total Minnesota (Cost $5,116)                                            5,887
                                                                  ------------

MISSISSIPPI 0.8%

Harrison County, PCR, E.I. du Pont de Nemours
       VRDN (Currently 4.35%)                                400           400
Mississippi Business Fin., Systems Energy Resources
       5.875%, 4/1/22                                      5,000         4,678
St. Charles, PCR, Mississippi Business Finance,
       5.90%, 5/1/22                                       5,000         4,692
Warren County, PCR, Mississippi Power and Light
       7.00%, 4/1/22                                       1,500         1,549
                                                                  ------------
Total Mississippi (Cost $11,847)                                        11,319
                                                                  ------------

MISSOURI 0.3%

Good Shepherd Nursing Home Dist., Nursing Home Fac.
       5.90%, 8/15/23                                      2,000         1,664
Joplin IDA, Tri-State Osteopathic Hosp.
       8.25%, 12/15/14 (Prerefunded 12/15/01+)             1,255         1,331
St. Louis Airport, 6.00%, 1/1/05                           1,300         1,315
                                                                  ------------
Total Missouri (Cost $4,524)                                             4,310
                                                                  ------------

NEBRASKA 0.2%

Omaha Public Power Dist., Electric
       6.20%, 2/1/17 (Escrowed to Maturity)                3,000         3,283
                                                                  ------------
Total Nebraska (Cost $2,989)                                             3,283
                                                                  ------------

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                                                             Par         Value
--------------------------------------------------------------------------------
                                                               In thousands

NEVADA 1.8%

Clark County Airport
    Las Vegas McCarran Int'l.
       5.00%, 7/1/16 (MBIA Insured)                   $   10,000    $    9,608
Clark County Passenger Fac.
    McCarran Int'l. Airport
       4.75%, 7/1/22 (MBIA Insured)                        8,925         7,873
Clark County School Dist., GO
    Limited Tax School Improvement
       7.00%, 6/1/11 (MBIA Insured)                        3,500         4,108
Nevada, GO, Municipal Bond Bank
       7.25%, 11/1/10 (Escrowed to Maturity)               3,050         3,125
                                                                    ----------
Total Nevada (Cost $23,089)                                             24,714
                                                                    ----------

NEW HAMPSHIRE 0.4%

New Hampshire HHEFA, Wentworth Douglass Hosp.
       5.375%, 1/1/15 (MBIA Insured)                       5,600         5,669
                                                                    ----------
Total New Hampshire (Cost $5,580)                                        5,669
                                                                    ----------

NEW JERSEY 0.6%

New Jersey Sports & Exposition Auth., Monmouth Park
       8.00%, 1/1/25 (Prerefunded 1/1/05+)                  4,500         5,199
New Jersey Turnpike Auth.,
       6.50%, 1/1/16 (MBIA Insured)                        2,000         2,272
                                                                    ----------
Total New Jersey (Cost $6,531)                                           7,471
                                                                    ----------

NEW MEXICO 0.8%

Farmington PCR, Southern California Edison
       5.125%, 4/1/29 (MBIA Insured)                      11,735        10,913
                                                                    ----------
Total New Mexico (Cost $10,044)                                         10,913
                                                                    ----------

NEW YORK 16.1%

Dormitory Auth. of the State of New York
    City Univ.
       5.75%, 7/1/13                                      10,000        10,606
       5.75%, 7/1/18 (AMBAC Insured)                       5,000         5,275
       6.00%, 7/1/14                                      10,000        10,707

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                                                             Par         Value
--------------------------------------------------------------------------------
                                                               In thousands

Dormitory Auth. of the State of New York
    North Shore Health System
       5.50%, 11/1/13 (MBIA Insured)                  $    6,000    $    6,286
    State Univ. Ed. Fac.
       5.25%, 5/15/19                                      3,325         3,309
       5.75%, 5/15/19 (FGIC Insured)                       4,945         5,106
    Univ. Educational Fac.
       5.25%, 5/15/15 (AMBAC Insured)                      3,600         3,629
Long Island Power Auth., Zero Coupon,
       6/1/17 (FSA Insured)                               10,000         4,010
Metropolitan Transportation Auth. of New York
    Commuter Fac., 5.75%, 7/1/21 (MBIA Insured)           12,750        12,970
New York City, GO
       5.00%, 8/1/23 (MBIA Insured)                        2,790         2,585
       6.00%, 12/1/18 (Escrowed to Maturity)               5,000         5,008
       6.00%, 2/15/25 (Prerefunded 2/15/05+)               1,990         2,134
       6.00%, 10/15/26                                     1,950         2,004
       6.00%, 5/15/30                                      7,880         8,125
       6.25%, 8/1/09                                       9,550        10,338
       6.375%, 8/1/04                                      4,145         4,338
New York City Municipal Water Fin. Auth.
       6.00%, 6/15/33                                     10,000        10,385
    Water and Sewer Systems
       5.00%, 6/15/29 (FSA Insured)                        2,000         1,824
New York City Transitional Fin. Auth.
       5.125%, 11/1/14                                     3,000         2,995
       5.50%, 11/1/29                                      5,000         4,907
    Future Tax
       5.125%, 11/15/14                                    3,665         3,659
       5.75%, 11/15/20                                     5,500         5,641
       6.00%, 8/15/17                                      4,000         4,252
New York State Environmental Fac., PCR
    State Water Revolving Fund, 6.90%, 11/15/15            5,365         5,870
New York State Housing Fin. Agency,
    State Univ. Construction
       7.80%, 5/1/01 (Escrowed to Maturity)                2,000         2,047
New York State Local Gov't. Assistance
       7.20%, 4/1/04 (Prerefunded 4/1/01+)                 5,000         5,183
New York State Medical Care Fac. Fin. Agency
    Buffalo General Hosp.
       6.00%, 8/15/14 (FHA Guaranteed)                     8,725         9,088

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


                                                             Par         Value
--------------------------------------------------------------------------------
                                                               In thousands

New York State Medical Care Fac. Fin. Agency
    Mental Health Services
       6.50%, 8/15/24                                 $      105    $      111
       6.50%, 8/15/24 (Prerefunded 8/15/04+)               5,895         6,412
    New York Hosp.
       6.50%, 8/15/29 (AMBAC Insured)
       (Prerefunded 2/15/05+)                              4,625         5,090
New York State Mortgage Agency, Homeowner Mortgage
       5.70%, 4/1/16                                       4,090         4,158
New York State Thruway Auth., 5.00%, 1/1/25                5,000         4,598
New York State Urban Dev.
    Sr. Lien
       5.375%, 7/1/22                                      7,500         7,334
       5.50%, 7/1/26                                      10,000         9,877
Triborough Bridge and Tunnel Auth.
       5.50%, 1/1/17                                      18,275        18,819
    General Purpose, 5.25%, 1/1/28                        10,000         9,459
                                                                    ----------
Total New York (Cost $203,248)                                         218,139
                                                                    ----------

NORTH CAROLINA 1.4%

Cumberland County, Civic Center, COP
       6.40%, 12/1/24 (AMBAC Insured)
       (Prerefunded 12/1/04+)                              2,750         3,008
North Carolina Eastern Municipal Power Agency
       5.875%, 1/1/13                                      2,250         2,252
       6.70%, 1/1/19                                       2,600         2,702
       7.50%, 1/1/10                                       4,330         4,928
       7.50%, 1/1/10 (Escrowed to Maturity)                4,650         5,616
                                                                    ----------
Total North Carolina (Cost $16,381)                                     18,506
                                                                    ----------

NORTH DAKOTA 0.3%

Mercer County, PCR, Basin Electric Power
       6.05%, 1/1/19 (AMBAC Insured)                       4,500         4,657
                                                                    ----------
Total North Dakota (Cost $4,536)                                         4,657
                                                                    ----------

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


                                                             Par         Value
--------------------------------------------------------------------------------
                                                               In thousands

OHIO 2.7%

Clermont County Hosp. Fac., Mercy Health
       VRDN (Currently 4.35%)                         $      600    $      600
Cleveland, Waterworks, 5.50%, 1/1/13 (MBIA Insured)        3,765         3,929
Franklin County, GO
       6.375%, 12/1/17 (Prerefunded 12/1/01+)              2,000         2,087
       6.80%, 12/1/09 (Prerefunded 12/1/00+)               2,860         2,934
       6.80%, 12/1/10 (Prerefunded 12/1/00+)               3,240         3,324
Montgomery County, Catholic Health Initiatives
       6.00%, 12/1/19                                      6,500         6,613
Ohio Air Quality Dev. Auth., PCR
    Cleveland Electric, 6.00%, 8/1/20                      3,500         3,295
    Ohio Edison, 5.80%, 12/1/04                            4,200         4,269
    Toledo Edison, 5.10%, 9/01/01                          5,700         5,653
Ohio Water Dev. Auth., PCR, Cleveland Electric,
       7.70%, 8/1/25                                       3,950         4,209
                                                                    ----------
Total Ohio (Cost $36,149)                                               36,913
                                                                    ----------

OKLAHOMA 0.4%

Tulsa County Home Fin. Auth., Single Family
       6.90%, 8/1/10 (FGIC Insured)
       (Escrowed to Maturity)                              4,250         4,931
                                                                    ----------
Total Oklahoma (Cost $4,227)                                             4,931
                                                                    ----------

OREGON 0.4%

Oregon Housing and Community Services Department
    Single Family Mortgage, 6.00%, 7/1/20                  5,565         5,698
                                                                    ----------
Total Oregon (Cost $5,565)                                               5,698
                                                                    ----------

PENNSYLVANIA 2.2%

Beaver County IDA, PCR, Cleveland Electric,
       7.75%, 7/15/25                                      3,900         4,179
Chester County HEFA, Jefferson Health,
       5.375%, 5/15/27                                    16,500        14,544
Geisinger Auth., Pennsylvania Health Systems
    VRDN (Currently 4.30%)                                   700           700
Pennsylvania Convention Center Auth.
       6.70%, 9/1/14 (FSA Insured)                         5,000         5,438

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


                                                             Par         Value
--------------------------------------------------------------------------------
                                                               In thousands


Pennsylvania Intergovernmental Cooperative Auth.
    Special Tax
       6.75%, 6/15/21 (FGIC Insured)
       (Prerefunded 6/15/05+)                         $    4,750  $      5,216
                                                                  ------------
Total Pennsylvania (Cost $29,955)                                       30,077
                                                                  ------------

RHODE ISLAND 0.8%

Rhode Island Health and Ed. Building
    Bryant College, 6.125%, 6/1/19 (MBIA Insured)          5,000         5,125
Rhode Island Housing & Mortgage Fin.
    Homeownership Opportunity
       6.70%, 10/1/14                                      5,000         5,161
                                                                  ------------
Total Rhode Island (Cost $9,864)                                        10,286
                                                                  ------------

SOUTH CAROLINA 3.5%

Connector 2000 Assoc.
    Capital Appreciation
       Zero Coupon, 1/1/29                                20,500         2,365
    Greenville Toll Road
       Zero Coupon, 1/1/09                                 2,700         1,387
       Zero Coupon, 1/1/10                                 3,400         1,704
       Zero Coupon, 1/1/11                                 6,100         2,780
Florence County Hosp.,
    McLeod Regional Medical Center
       4.75%, 11/1/27 (MBIA Insured)                       8,250         7,034
Piedmont Municipal Power Agency
       6.50%, 1/1/14 (FGIC Insured)                        3,000         3,378
       6.50%, 1/1/14 (FGIC Insured)
       (Escrowed to Maturity)                                500           568
South Carolina Public Service Auth.
       5.875%, 1/1/23 (FGIC Insured)                       8,030         8,195
    Santee Cooper
       6.25%, 1/1/22 (AMBAC Insured)                      17,750        18,718
       7.00%, 7/1/12 (Prerefunded 7/1/01)                  1,650         1,718
                                                                  ------------
Total South Carolina (Cost $47,858)                                     47,847
                                                                  ------------

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


                                                               Par       Value
--------------------------------------------------------------------------------
                                                               In thousands

SOUTH DAKOTA 0.1%

South Dakota HDA, Homeownership, 6.65%, 5/1/14          $    1,905  $    1,967
                                                                    ----------
Total South Dakota (Cost $1,905)                                         1,967
                                                                    ----------

TENNESSEE 1.8%

Chattanooga Health Ed. and Housing Fac. Board
    Memorial Hosp.
       6.625%, 9/1/07 (MBIA Insured)
       (Escrowed to Maturity)                                2,950       3,304
       6.625%, 9/1/08 (MBIA Insured)
       (Escrowed to Maturity)                                3,150       3,564
Metropolitan Gov't. of Nashville & Davidson Counties
    Water and Sewer
       7.70%, 1/1/12 (FGIC Insured)                          6,250       7,655
Sevier County Public Building Auth., GO
    Public Improvement
       VRDN (Currently 4.35%) (FSA Insured)                    700         700
Shelby County Health Ed. and Housing Fac. Board
    Le Bonheur Children's Medical Center
       5.50%, 8/15/12 (MBIA Insured)
       (Escrowed to Maturity)                                4,000       4,147
Tennessee HDA, Homeownership, Zero Coupon, 7/1/16           12,000       4,663
                                                                    ----------
Total Tennessee (Cost $22,826)                                          24,033
                                                                    ----------

TEXAS 6.7%

Amarillo Health Fac. Dev., Sears Panhandle Retirement
       7.75%, 8/15/26 (Prerefunded 8/15/06+)                 5,000       5,903
Arlington Independent School Dist., GO
       Zero Coupon, 2/15/16                                  2,830       1,120
       Zero Coupon, 2/15/16
       (Prerefunded 2/15/05+)                                6,820       2,848
Brazos River Auth., Reliant Energy,
       5.20%, 12/1/02                                        5,000       4,995
Denison Hosp. Auth., Texoma Medical Center,
       7.00%, 8/15/14                                        4,245       4,099
Harris County, GO, Toll Road
       Zero Coupon, 8/15/04 (MBIA Insured)                   6,000       4,991

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


                                                             Par         Value
--------------------------------------------------------------------------------
                                                               In thousands


Harris County Health Fac. Dev.
       Memorial Hosp., 7.125%, 6/1/15
       (Prerefunded 6/1/02+)                           $   2,500    $    2,648
    Sisters of Charity of the Incarnate Word
       7.10%, 7/1/21 (Prerefunded 7/1/01+)                 4,000         4,167
    Texas Childrens Hosp., 5.25%, 10/1/19                  5,000         4,718
Harris County Hosp. Dist.,
       7.40%, 2/15/10 (AMBAC Insured)                      1,500         1,713
Houston Higher Ed. Fin., Rice Univ.,
       5.375%, 11/15/29                                   10,500        10,103
Houston Water and Sewer Systems
       5.25%, 12/1/25 (FGIC Insured)                      10,500         9,965
Northwest Texas Independent School Dist., GO
    School Buildings
       Zero Coupon, 8/15/17                                4,000         1,459
Texas, GO
    Veterans Housing Assistance
       VRDN (Currently 4.45%)                             13,100        13,100
       6.25%, 12/1/15                                        425           426
       7.40%, 12/1/20                                     14,205        14,587
Texas Dept. of Housing and Community Affairs
    NHP Foundation, 6.40%, 1/1/27                          3,500         3,556
                                                                    ----------
Total Texas (Cost $87,521)                                              90,398
                                                                    ----------

VERMONT 0.5%

Vermont Ed. and Health Buildings Fin. Agency
    Medical Center Hosp. of Vermont
       6.15%, 9/1/13 (FGIC Insured)                        4,650         4,906
       6.25%, 9/1/23 (FGIC Insured)                        2,000         2,056
                                                                    ----------
Total Vermont (Cost $6,650)                                              6,962
                                                                    ----------

VIRGINIA 2.1%

Fairfax County IDA
    Inova Health
       VRDN (Currently 4.20%)                              1,400         1,400
       6.00%, 8/15/26                                      1,775         1,802
Fairfax County Water Auth.
       6.00%, 4/1/22                                       3,835         4,005
       6.00%, 4/1/22 (Prerefunded 4/1/07+)                 3,815         4,185

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


                                                             Par         Value
--------------------------------------------------------------------------------
                                                               In thousands


Greater Richmond Convention Center Auth.
    Convention Center Expansion, 6.125%, 6/15/29      $    8,550    $    8,925
Virginia HDA, 6.25%, 7/1/11                                5,000         5,149
Virginia Transportation Board, Route 28 Project,
       6.50%, 4/1/18                                       3,000         3,113
                                                                    ----------
Total Virginia (Cost $26,984)                                           28,579
                                                                    ----------

WASHINGTON 7.5%

Chelan County Public Utility
    Columbia River-Rock Hydroelectric
       Zero Coupon, 6/1/18 (MBIA Insured)                 10,100         3,731
King County, GO, 5.70%, 12/1/10                            2,545         2,705
King County Public Hosp.
    Valley Medical Center
       5.75%, 9/1/20 (AMBAC Insured)                       7,450         7,674
Port of Seattle, 5.50%, 2/1/26 (MBIA Insured)              5,000         4,919
Snohomish County Housing Auth.
    Millwood Estates, 5.50%, 6/1/29                        3,750         3,427
Tacoma Electric
       6.25%, 1/1/15 (FGIC Insured)                        7,550         8,026
       Residual Interest Bond / Inverse Floater
       (Currently 8.437%), 1/2/15
       (AMBAC Insured) (Prerefunded 1/1/01+)               5,000         5,256
    Solid Waste Utilities
       5.50%, 12/1/17 (AMBAC Insured)                     14,500        14,572
Washington, GO
       5.625%, 7/1/24                                     12,485        12,523
       5.70%, 10/1/15                                     14,000        14,740
    Motor Vehicle Fuel Tax, 6.625%, 1/1/25                 6,100         6,717
Washington Public Power Supply System
    Nuclear Project
       5.25%, 7/1/16 (FSA Insured)                         3,000         2,934
       6.25%, 7/1/12 (FSA Insured)                         1,065         1,113
       6.25%, 7/1/12 (FSA Insured)
       (Prerefunded 7/1/02+)                               3,935         4,136
       6.25%, 7/1/17 (MBIA Insured)                        5,175         5,332
       7.25%, 7/1/09                                       3,000         3,396
                                                                    ----------
Total Washington (Cost $96,345)                                        101,201
                                                                    ----------

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

                                                             Par         Value
--------------------------------------------------------------------------------
                                                               In thousands


WEST VIRGINIA 2.0%

West Virginia, Capital Appreciation Infrastructure,
       GO Zero Coupon, 11/1/11 (FGIC Insured)         $    6,975  $      3,979
West Virginia Building Commission, GO,
       Regional Jail
       5.375%, 7/1/18 (AMBAC Insured)                      2,915         2,920
       5.375%, 7/1/21 (AMBAC Insured)                      7,505         7,453
West Virginia Hosp. Fin. Auth.
    Charleston Area Medical Center
       5.75%, 9/1/13 (MBIA Insured)                        4,200         4,364
    Oak Hill Hosp., 6.75%, 9/1/22                          5,000         5,141
West Virginia State Parkways
    Economic Dev. and Tourism Auth.
       Residual Interest Bond / Inverse Floater
       (Currently 7.079%), 5/16/19 (FGIC Insured)          3,600         3,676
                                                                  ------------
Total West Virginia (Cost $27,507)                                      27,533
                                                                  ------------

WISCONSIN 0.6%

Wisconsin HEFA, United Health Group
       5.50%, 12/15/16 (MBIA Insured)                      6,540         6,526
Wisconsin Public Power Agency
       7.00%, 7/1/02 (AMBAC Insured)                       1,500         1,533
                                                                  ------------
Total Wisconsin (Cost $7,771)                                            8,059
                                                                  ------------

WYOMING 0.4%

Wyoming CDA, 5.70%, 12/1/35                                5,000         4,862
                                                                  ------------
Total Wyoming (Cost $5,000)                                              4,862
                                                                  ------------

Total Investments in Securities

99.8% of Net Assets (Cost $1,288,806)                             $  1,354,214

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands


Futures Contracts
In thousands

                                                            Contract    Unrealized
                                            Expiration         Value    Gain (Loss)
                                            ----------   -----------    ----------
Short, 100 Bond Buyer 40 Muni Bond
Index Contracts
$310,000 par of San Bernardino, Sisters of
Charity Health Care Bonds
pledged as initial margin                         9/00   $    (9,991)   $     (141)

Net payments (receipts) of variation
margin to date                                                                  90
Variation margin receivable
(payable) on open futures contracts                                                            (50)

Other Assets Less Liabilities                                                                2,368
                                                                                     -------------
NET ASSETS                                                                           $   1,356,532
                                                                                     -------------
Net Assets Consist of:
Accumulated net investment income - net of distributions                             $         659
Accumulated net realized gain/loss - net of distributions                                  (19,768)
Net unrealized gain (loss)                                                                  65,267
Paid-in-capital applicable to 143,746,807 shares of $1.00 par
value capital stock outstanding; 500,000,000 shares authorized                           1,310,374
                                                                                      ------------
NET ASSETS                                                                           $   1,356,532
                                                                                     -------------

NET ASSET VALUE PER SHARE                                                            $        9.44
                                                                                     -------------

    +   Used in determining portfolio maturity
AMBAC   AMBAC Indemnity Corp.
  CDA   Community Development Administration
  COP   Certificates of Participation
  EFA   Educational Facility Authority
 FGIC   Financial Guaranty Insurance Company
  FHA   Federal Housing Authority
  FSA   Financial Security Assurance Corp.
   GO   General Obligation
  HDA   Housing Development Authority
 HEFA   Health & Educational Facility Authority
  HFA   Health Facility Authority
 HFFA   Health Facility Financing Authority
HHEFA   Health & Higher Educational Facility Authority
  IDA   Industrial Development Authority
 MBIA   Municipal Bond Investors Assurance Corp.
  PCR   Pollution Control Revenue
 VRDN   Variable Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
Unaudited

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                      6 Months
                                                                         Ended
                                                                       8/31/00

  Investment Income (Loss)
                                                                  ------------
  Interest income                                                 $     39,148
                                                                  ------------
  Expenses
   Investment management                                                 3,103
   Shareholder servicing                                                   358
   Custody and accounting                                                   97
   Prospectus and shareholder reports                                       32
   Registration                                                             15
   Legal and audit                                                           7
   Directors                                                                 6
   Miscellaneous                                                             5
                                                                  ------------
   Total expenses                                                        3,623
                                                                  ------------
  Net investment income (loss)                                          35,525
                                                                  ------------

  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
   Securities                                                             (464)
   Futures                                                                 335
                                                                  ------------
   Net realized gain (loss)                                               (129)
                                                                  ------------
  Change in net unrealized gain or loss
   Securities                                                           49,063
   Futures                                                                (141)
                                                                  ------------
   Change in net unrealized gain or loss                                48,922
                                                                  ------------
  Net realized and unrealized gain (loss)                               48,793
                                                                  ------------

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $     84,318
                                                                  ------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
Unaudited

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                       6 Months           Year
                                                          Ended          Ended
                                                        8/31/00        2/29/00
Increase (Decrease) in Net Assets
Operations
 Net investment income (loss)                       $    35,525    $    73,506
 Net realized gain (loss)                                  (129)       (18,875)
 Change in net unrealized gain or loss                   48,922       (106,065)
                                                    -----------    -----------
 Increase (decrease) in net assets from operations       84,318        (51,434)

Distributions to shareholders
 Net investment income                                  (35,525)       (73,506)
 Net realized gain                                            -         (1,509)
                                                    -----------    -----------
 Decrease in net assets from distributions              (35,525)       (75,015)
                                                    -----------    -----------

Capital share transactions*
 Shares sold                                             53,994        195,345
 Distributions reinvested                                23,269         49,873
 Shares redeemed                                        (80,673)      (291,098)
                                                    -----------    -----------
 Increase (decrease) in net assets from capital
 share transactions                                      (3,410)       (45,880)
                                                    -----------    -----------

Net Assets
Increase (decrease) during period                        45,383       (172,329)
Beginning of period                                   1,311,149      1,483,478
                                                    -----------    -----------
End of period                                       $ 1,356,532    $ 1,311,149
                                                    ===========    ===========

*Share information
   Shares sold                                            5,865         20,504
   Distributions reinvested                               2,515          5,298
   Shares redeemed                                       (8,760)       (30,889)
                                                    -----------    -----------
   Increase (decrease) in shares outstanding               (380)        (5,087)



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                        August 31, 2000


-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on October 26, 1976. The fund seeks a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Variation margin made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements. Credits earned on daily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $155,483,000 and $179,747,000, respectively, for the six months ended August 31, 2000.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of February 29, 2000, the fund had capital loss carryforwards for federal income tax purposes of $12,516,000, all of which expires in 2008. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At August 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $1,288,806,000. Net unrealized gain aggregated $65,408,000 at period-end, of which $75,918,000 related to appreciated investments and $10,510,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $533,000 was payable at August 31, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or
     T. Rowe Price International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At August 31, 2000, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's

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

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------



     transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $350,000 for the six months ended August 31, 2000, of which $71,000 was payable at period-end.

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T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION



KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person  Available in T. Rowe Price Investor Centers.

ACCOUNT SERVICES

Checking Available on most fixed-income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal  Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**

INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

 * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

** Based on a July 2000 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site.


Baltimore Area
Downtown - new address
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square


[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.         F45-051  8/31/00